INVESTMENTS IN SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2024
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES	INVESTMENTS IN SALES-TYPE LEASES
As of June 30, 2024, the Company had seven (December 31, 2023: nine) container vessels accounted for as sales-type leases, all of which are on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. and its affiliate Conglomerate Shipping Ltd. (“MSC”), until the second quarter of 2025. The terms of the charters for the seven container vessels provide the charterer with a fixed price purchase obligation at the expiry of each of the charters. In the six months ended June 30, 2024, the Company sold and delivered the two container vessels, Margarita and Vidhi, which were accounted for as 'sales-type leases', to MSC following execution of the applicable purchase obligation in the charter contracts. (See also Note 2: Gain or Loss on Sale of Vessels).